TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated June 19, 2014

to the Prospectus dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 20, 2014:

1.                          The disclosure under “Spectrum Fund — Management — Portfolio Managers” on pages 12-13 is deleted and replaced by the following:

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by lead portfolio manager David Honold, CFA. The Global Medical Sciences Strategy is managed by lead portfolio manager Michael S. Tung, MD. The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by lead portfolio manager Jonathan Treitel.

David Honold, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2001. Michael S. Tung, MD, Portfolio Manager/Global Equity Analyst joined Turner in 2013. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2010. Jonathan Treitel, Portfolio Manager/Global Equity Analyst, joined Turner in 2013.

2.                          The second paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by a team led by David Honold, CFA. The Global Medical Sciences Strategy is managed by a team led by Michael S. Tung, MD. The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by a team led by Jonathan Treitel.

3.                          The eleventh paragraph under “Portfolio Managers” on page 48 is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated June 19, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The information regarding Mr. Kohn on page 44 and 53 is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE